Parent Company Statements - Balance Sheets (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Assets:
Other assets	$ 520,124	$ 506,425
Total assets	7,467,586	7,311,354	$ 7,001,199
Liabilities:
Subordinated notes	45,000	45,000
Other liabilities	69,314	73,010
Total liabilities	6,725,346	6,597,999
Total liabilities and shareholders’ equity	7,467,586	7,311,354
Parent Company
Assets:
Cash	112,067	102,416	$ 98,671	$ 106,942
Investment in subsidiaries	626,569	613,383
Debentures receivable from PNB	25,000	25,000
Other investments	2,962	2,341
Other assets	26,651	23,443
Total assets	793,249	766,583
Liabilities:
Subordinated notes	45,000	45,000
Other liabilities	6,009	8,228
Total liabilities	51,009	53,228
Total shareholders’ equity	742,240	713,355
Total liabilities and shareholders’ equity	$ 793,249	$ 766,583